EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
Schedule of changes in actuarial liabilities

	December 31,	December 31,
	2022	2021
Opening balance	675,158	785,045
Interest on actuarial liabilities	59,258	55,849
Actuarial loss (gain)	12,231	(119,642)
Exchange rate variations	(577)	37
Benefits paid	(54,646)	(46,131)
Closing balance	691,424	675,158

Schedule of key actuarial economic and biometric assumptions used in the calculations of liability

	December 31,	December 31,
	2022	2021
Economic
Nominal discount rate – medical assistance and life insurance	10.07% p.a.	8.92% p.a.
Medical cost growth rate	6.86% p.a.	3.25% p.a.
Nominal inflation	3.50% p.a.	3.25% p.a.
Aging factor	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disabled persons	IAPB 57	IAPB 57
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
	Men 4 years + old	Men 4 years + old
Family composition	and 90% married	and 90% married
Permanency in the plan	100%	100%

Summary of sensitivity analysis of actuarial liabilities	The sensitivity analysis regarding the relevant assumptions of the plans as at December 31, 2022 is as set out below:

Discount rate		Medical costs growth rate
+0.50%	33,995	+1.00%	69,755

Schedule of expected benefit obligation payments for future years

Medical
assistance and
Payments	life insurance
2023	44,330
2024	47,488
2025	50,675
2026	54,003
2027	57,340
2028 to 2032	336,825